Vanguard Intermediate-Term Corporate Bond Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares	Feb. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 28
Expense Example, with Redemption, 3 Years	35
Expense Example, with Redemption, 5 Years	42
Expense Example, with Redemption, 10 Years	$ 64